PGIM Nasdaq-100 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 106.6%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $209,113)(wb)	209,113	$209,113
Options Purchased*~ 105.7%
(cost $22,850,297)		22,957,341

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.6% (cost $23,059,410)		23,166,454
Options Written*~ (6.6)%
(premiums received $1,412,772)		(1,434,207)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,646,638)		21,732,247
Liabilities in excess of other assets (0.0)%		(8,163)

Net Assets 100.0%		$21,724,084

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$6.14		351		35	$21,522,860
Invesco QQQ Trust, Series 1	Put	12/31/26	$614.31		351		35	1,434,481
Total Options Purchased (cost $22,850,297)								$22,957,341
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$718.13		351		35	$(672,913)
Invesco QQQ Trust, Series 1	Put	12/31/26	$540.59		351		35	(761,294)
Total Options Written (premiums received $1,412,772)								$(1,434,207)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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